Series Portfolios Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

February 27, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    SERIES PORTFOLIOS Trust (the “Trust”)
    Securities Act Registration No: 333-206240
    Investment Company Act Registration No: 811-23084

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, Panagram AAA CLO ETF (the “Fund”), is Post‑Effective Amendment No. 165 under the 1933 Act and Amendment No. 168 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing shall become effective 75 days after filing. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement. Subsequently, the Trust will file Summary Prospectuses under Rule 497(k).

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 516-1652.

Sincerely,

/s/ Adam W. Smith

Adam W. Smith
Secretary of Series Portfolios Trust

Enclosures

cc: Marco Adelfio, Goodwin Procter LLP